N-2 - USD ($)							1 Months Ended																				3 Months Ended														12 Months Ended
		Aug. 01, 2025		May 30, 2024		May 06, 2024	Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017		Oct. 31, 2016		Oct. 31, 2015		Oct. 31, 2014		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023		Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022		Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017		Oct. 31, 2016		Oct. 31, 2015		Oct. 31, 2014		Oct. 31, 2013	[17]
Cover [Abstract]
Entity Central Index Key		0001503290
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		abrdn Income Credit Strategies Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.23%
Dividend Reinvestment and Optional Cash Purchase Plan fees (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1)   Represents the estimated commission with respect to the Common Shares being sold in this offering.

(2)   Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3)   Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.

Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	—
Offering expenses Borne by the Fund (excluding Preferred Shares Offering Expenses) (as a percentage of offering price)(2)	—
Dividend reinvestment and optional cash purchase plan fees: (per share for open-market purchases of common shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

  (1)  If Common Shares or Preferred Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

  (2)  Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

  (3)  Shareholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan") may be subject to fees on certain transactions. The Plan Agent's (as defined under "Dividend Reinvestment and Optional Cash Purchase Plan" in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see "Dividend Reinvestment and Optional Cash Purchase Plan" in this Prospectus.

Sales Load [Percent]		1.00%	[1]	0.00%	[2]
Underwriters Compensation [Percent]	[3]	0.23%		0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)(4)
Advisory fee(5)	1.66%
Interest expenses on bank borrowings(6)	1.79%
Dividends on Preferred Shares(7)	0.24%
Other expenses	0.28%
Total annual expenses	3.97%
Less: expense reimbursement(8)	(0.03%)
Total annual expenses after expense reimbursement	3.94%

(4)   Based upon average net assets attributable to our Common Shares during the six months ended April 30, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 12,626,263 Common Shares at an offering price of $5.94 (the last reported sale price per Common Share on the NYSE as of July 21, 2025). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

(5)   The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in notes (6) and (7). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities including the liquidation preference on the Preferred Shares), the Fund’s average Managed Assets for the semi-annual period ended April 30, 2025 (plus the anticipated net proceeds of this offering as described in note (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).

(6)   The percentage in the table is based on total borrowings of $260,000,000 (the balance outstanding under the Fund’s Credit Facility as of April 30, 2025, representing approximately 24.1% of the Fund’s Managed Assets) and an average interest rate during the six months ended April 30, 2025 of 5.97%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

(7)   Based on 1,600,000 Preferred Shares outstanding as of the semi-annual period ended April 30, 2025, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.

(8)   The Adviser has contractually agreed to reimburse the Fund so that total other expenses (excluding interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) (as a percentage of net assets attributable to Common Shares of the Fund) are limited to 0.25% of the average daily net assets of the Fund on an annualized basis. This contractual limitation may not be terminated before October 31, 2026 without the approval of the Independent Trustees. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.

Annual expenses (as a percentage of net assets attributable to Common Shares)
Advisory fee(4)	1.79%
Interest expenses on bank borrowings(5)	1.94%
Dividends on Preferred Shares(6)	0.62%
Other expenses	0.46%
Total annual expenses	4.81%
Less: expense reimbursement(7)	0.21%
Total annual expenses after expense reimbursement	4.60%

  (4)  The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund's average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5) and (6). To derive the annual advisory fee as a percentage of the Fund's net assets (which are the Fund's total assets less all of the Fund's liabilities including the liquidation preference on the Preferred Shares), the Fund's Managed Assets as of October 31, 2023 were multiplied by the annual advisory fee rate and then divided by the Fund's net assets as of October 31, 2023.

  (5)  The percentage in the table is based on total borrowings of $105,000,000 (the balance outstanding under the Fund's Credit Facility as of October 31, 2023, representing approximately 21.7% of the Fund's Managed Assets) and an average interest rate during the fiscal year ended October 31, 2023 of 6.26%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund's use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund's total assets.

  (6)  Based on 1,600,000 Preferred Shares outstanding as of October 31, 2023 with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.

  (7)  Effective March 12, 2024, the Adviser contractually agreed to limit total "Other Expenses" of the Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Fund to 0.25% per annum of the Fund's average daily net assets until the end of the twelfth month following the effective date of the Fund's Registration Statement and then 0.35% per annum of the Fund's average daily net assets until June 30, 2025. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the "Total annual expenses after expense reimbursement" line item.

Management Fees [Percent]		1.66%	[4],[5]	1.79%	[6]
Interest Expenses on Borrowings [Percent]		1.79%	[4],[7]	1.94%	[8]
Dividend Expenses on Preferred Shares [Percent]		0.24%	[4],[9]	0.62%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.28%	[4]	0.46%
Total Annual Expenses [Percent]		3.97%	[4]	4.81%
Waivers and Reimbursements of Fees [Percent]		(0.03%)	[4],[11]	0.21%	[12]
Net Expense over Assets [Percent]		3.94%	[4]	4.60%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common shares assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$51	$132	$213	$425

* The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) the expense reimbursement agreement is only in effect through October 31, 2026 as described in note (8) above. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the accompanying Prospectus.

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common shares, followed by a preferred share offering, assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$46	$143	$240	$484

  *  The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under "Total annual expenses" above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 7 to the fee table above, impacts the 1-Year figure listed in the above expense example. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund — Advisory Agreements."

Expense Example, Year 01		$ 51	[13]	$ 46	[14]
Expense Example, Years 1 to 3		132	[13]	143	[14]
Expense Example, Years 1 to 5		213	[13]	240	[14]
Expense Example, Years 1 to 10		$ 425	[13]	$ 484	[14]
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that Common Shareholders would bear directly or indirectly. The expenses shown in the table under “Other expenses” are estimated for the current fiscal year ending October 31, 2025. The expenses shown in the table under “Interest expenses on bank borrowings,” “Dividends on Preferred Shares” and “Total annual expenses” are estimated based on the Fund’s capital structure for the current fiscal year after giving effect to the anticipated net proceeds of this offering. The tables also reflect the estimated use of leverage by the Fund through bank borrowings and Preferred Shares representing in the aggregate 27.8% of Managed Assets (consistent with the percentage of leverage in place as of April 30, 2025) of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such borrowings), and show Fund expenses as a percentage of net assets attributable to Common Shares. The table reflects the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Fund incurs the estimated offering expenses. If the Fund issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase.

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of Common Shares ("Common Shareholders") would bear directly or indirectly. The expenses shown in the table under "Other expenses" are estimated for the Fund's current fiscal year ending October 31, 2024. The expenses shown in the table under "Interest expenses on bank borrowings," "Total annual expenses" and "Total annual expenses after expense reimbursement" are based on the Fund's capital structure as of October 31, 2023. As of October 31, 2023, the Fund had $145,000,000 of leverage outstanding through bank borrowings and Preferred Shares which represented 42.67% of the Fund's net assets as of October 31, 2023. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares. The Fund's net assets have been restated to reflect the net assets as of October 31, 2023 (rather than average net assets over the twelve months ended October 31, 2023) in order to provide more accurate expense ratios due to a significant increase in Fund assets that occurred on March 10, 2023 as the result of a reorganization of another closed-end management investment company registered under the 1940 Act with and into the Fund.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended)	Title of Security	Total Amount Outstanding		Asset Coverage(2)(3)	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit(4)
October 31, 2023	Senior Secured Revolving Credit Facility	$105,000,000	(1)	$4,618	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$3,344	$25.00	$22.21
October 31, 2022	Senior Secured Revolving Credit Facility	$88,000,000	(1)	$3,348	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$2,302	$25.00	$24.40
October 31, 2021	Senior Secured Revolving Credit Facility	$118,000,000	(1)	$3,399	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$2,538	$25.00	$26.56
October 31, 2020	Senior Secured Revolving Credit Facility	$81,200,000	(1)	$3,178	—	—
October 31, 2019	Senior Secured Revolving Credit Facility	$72,000,000	(1)	$3,263	—	—
October 31, 2018	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,217	—	—
October 31, 2017	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,402	—	—
October 31, 2016	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,305	—	—
October 31, 2015	Senior Secured Revolving Credit Facility	$90,000,000	(1)	$3,166	—	—
October 31, 2014	Senior Secured Revolving Credit Facility	$100,000,000	(1)	$3,358	—	—

  (1)  Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

  (2)  The asset coverage for the Senior Secured Revolving Credit Facility is calculated by dividing net assets plus the amount of any borrowings, including Series A Perpetual Preferred Shares, for investment purposes by the amount of any senior securities, which includes the Revolving Credit Facility, and then multiplying by $1,000.

  (3)  The asset coverage for the Fund's 5.250% Series A Perpetual Preferred Shares is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.

  (4)  Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

The following table sets forth information about the Fund's outstanding senior securities as of the end of each of the Fund's last ten fiscal years. The Fund's senior securities during this time period are comprised of borrowings which constitutes a "senior security" as defined in the 1940 Act. The information in this table for the fiscal years ended 2023, 2022, 2021, 2020, and 2019 has been audited by KPMG LLP, independent registered public accounting firm. The report of KPMG LLP thereon, is attached as an exhibit to the registration statement of which this prospectus is a part.

Fiscal Year Ended)	Title of Security	Total Amount Outstanding		Asset Coverage(2)(3)	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit(4)
October 31, 2023	Senior Secured Revolving Credit Facility	$105,000,000	(1)	$4,618	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$3,344	$25.00	$22.21
October 31, 2022	Senior Secured Revolving Credit Facility	$88,000,000	(1)	$3,348	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$2,302	$25.00	$24.40
October 31, 2021	Senior Secured Revolving Credit Facility	$118,000,000	(1)	$3,399	—	—
	5.250% Series A Perpetual Preferred Shares	$40,000,000		$2,538	$25.00	$26.56
October 31, 2020	Senior Secured Revolving Credit Facility	$81,200,000	(1)	$3,178	—	—
October 31, 2019	Senior Secured Revolving Credit Facility	$72,000,000	(1)	$3,263	—	—
October 31, 2018	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,217	—	—
October 31, 2017	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,402	—	—
October 31, 2016	Senior Secured Revolving Credit Facility	$83,000,000	(1)	$3,305	—	—
October 31, 2015	Senior Secured Revolving Credit Facility	$90,000,000	(1)	$3,166	—	—
October 31, 2014	Senior Secured Revolving Credit Facility	$100,000,000	(1)	$3,358	—	—

  (1)  Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

  (2)  The asset coverage for the Senior Secured Revolving Credit Facility is calculated by dividing net assets plus the amount of any borrowings, including Series A Perpetual Preferred Shares, for investment purposes by the amount of any senior securities, which includes the Revolving Credit Facility, and then multiplying by $1,000.

  (3)  The asset coverage for the Fund's 5.250% Series A Perpetual Preferred Shares is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.

  (4)  Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGY

The information contained under the following headings in the Fund's Annual Report are incorporated herein by reference: "Additional Information Regarding the Fund — Investment Objectives and Policies."

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate may vary from year to year. The Fund believes that, under normal market conditions, its portfolio turnover may be up to or over 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. A high portfolio turnover rate increases a fund's transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover.

PORTFOLIO

The information contained under the heading "Additional Information Regarding the Fund — Portfolio Investments" in the Fund's Annual Report is incorporated herein by reference.

Credit quality, liquidity and geographic origin of portfolio investments

The Fund may invest, without limitation, in credit obligations that are rated below investment grade by a NRSRO such as S&P or Moody's or unrated credit obligations that are deemed by the Advisers to be of comparable quality, commonly known in either case as "junk" securities. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve significant risk exposure to adverse conditions. Any of the Fund's investments may be issued, at the time of investment by the Fund, by "non-stressed" or "stressed" issuers. The Fund may invest in credit obligations of any maturity or duration. "Non-stressed issuers" generally refers to those issuers that are in compliance with respect to their financial obligations and are not stressed or distressed issuers. "Non-stressed obligations" generally refers to credit obligations issued by non-stressed issuers. "Stressed issuers" generally refers to those issuers that the market expects to become distressed issuers in the near future. "Stressed obligations" generally refers to credit obligations issued by stressed issuers. "Distressed issuers" generally refers to those issuers that are unable to service their debt.

"Distressed obligations" generally refers to credit obligations issued by distressed issuers. The Fund does not intend to invest in credit obligations issued by issuers that, at the time of investment, the Advisers believe to be distressed issuers.

In making investments in accordance with the foregoing portfolio construction guidelines, the Fund may invest globally in U.S. and non-U.S. issuers' obligations and such obligations may be U.S. dollar denominated as well as non-U.S. dollar denominated. The Fund typically seeks to limit its exposure to foreign currency risks by entering into forward transactions and other hedging transactions to the extent practical. There can be no assurance that the Fund's currency hedging strategies will succeed. Under normal market conditions, the Fund expects to continue investing in both U.S. and non-U.S. issuers. The geographic areas of focus are subject to change from time to time and may be changed without notice to the Fund's shareholders. There is no minimum or maximum limit on the amount of the Fund's assets that may be invested in non-U.S. credit obligations generally or in emerging market credit obligations specifically.

The Fund may invest in loans and bonds issued by issuers of any size. The Fund's focus with respect to borrower size is subject to change from time to time and may be changed without notice to the Fund's shareholders. The Fund may invest in credit obligations at all levels of the capital structure. In investing in credit obligations, the Fund focuses on senior secured debt and other senior debt (including senior unsecured debt issued by an issuer that has also issued senior secured debt). The Fund's focus in this regard is subject to change from time to time and may be changed without notice to the Fund's shareholders.

INVESTMENT PHILOSOPHY

The information contained under the heading "Additional Information Regarding the Fund — Investment Objectives and Policies" in the Fund's Annual Report is incorporated herein by reference.

PORTFOLIO COMPOSITION

The information contained under the heading "Additional Information Regarding the Fund — Portfolio Composition" in the Fund's Annual Report is incorporated herein by reference.

PORTFOLIO INVESTMENTS

The information contained under the heading "Additional Information Regarding the Fund — Portfolio Investments" in the Fund's Annual Report is incorporated herein by reference.

USE OF LEVERAGE AND RELATED RISKS

The Fund utilizes financial leverage for investment purposes (i.e., to purchase additional portfolio securities consistent with the Fund's investment objectives and primary investment strategy). The Fund has utilized leverage since shortly after it began investment operations and expects to continue to use leverage, although there can be no assurance, however, that the Fund will continue to engage in any leveraging techniques. The Fund is currently a party to a $170,000,000 senior secured 364-day revolving credit facility with various lenders and with BNP Paribas acting as administrative agent and BNP Paribas Securities Corp. acting as sole lead arranger and sole book manager (the "Credit Facility") and, as of October 31, 2023, had $105,000,000 in borrowings outstanding under the Credit Facility, which represented approximately 21.7% of the Fund's Managed Assets as of such date (including the proceeds of such leverage). The Fund's portfolio investments, among other property of the Fund, have been pledged as collateral to secure the loans made under the Credit Facility. Under the Credit Facility, the Fund is required to prepay outstanding loans or incur a penalty rate of interest upon the occurrence of certain events of default. Under the Credit Facility, the Fund has agreed to indemnify the lender, its affiliates and other related parties against liabilities they may incur relating to the Credit Facility. Further, until the lender's commitment to make loans has terminated and the Fund's borrowings have been repaid, the Credit Facility imposes on the Fund customary covenants, including all of the restrictive covenants described below in the last paragraph of "Description of Capital Structure — Credit Facility/Notes" (other than a covenant requiring currency hedging). The Credit Facility expires on November 20, 2024 (although, subject to certain conditions including the payment of an additional fee, the Fund may extend the maturity date of its outstanding loans for up to approximately one (1) year following such expiration date). Although the Fund currently intends to renew the Credit Facility prior to its expiration date, there can be no assurance that the Fund will be able to do so or do so on terms similar to the current Credit Facility, which may adversely affect the ability of the Fund to pursue its investment objectives and strategies.

The Fund may also enter into other transactions that may give rise to a form of leverage including, among others, derivative transactions, loans of portfolio securities, and when-issued, delayed delivery and forward commitment transactions. The Fund may also determine to issue preferred shares or notes to add leverage to its portfolio. Although the Fund uses leverage as discussed below, there can be no assurance that the Fund will continue to utilize financial leverage or that, if utilized, the Fund will be successful during any period in which leverage is employed. Generally speaking, if the Fund can invest the proceeds from financial leverage in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the Common Shareholders would have a net benefit.

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including reverse repurchase agreements, credit facilities such as bank loans or commercial paper, and the issuance of preferred shares or notes. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including reverse repurchase agreements, credit facilities such as bank loans or commercial paper, and the issuance of preferred shares or notes.

The Fund is permitted to have financial leverage representing up to the maximum extent permitted by the 1940 Act. The 1940 Act generally prohibits the Fund from engaging in most forms of leverage representing indebtedness other than preferred shares unless immediately after such incurrence the Fund's total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, "total net assets") is at least 300% of the aggregate senior securities representing indebtedness (i.e., the use of leverage through senior securities representing indebtedness may not exceed 33 1/3% of the Fund's total net assets (including the proceeds from leverage)). Additionally, under the 1940 Act, the Fund generally may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless at the time of such declaration or purchase, this asset coverage test is satisfied. In addition, the 1940 Act limits the extent to which the Fund may issue preferred shares plus senior securities representing indebtedness to 50% of the Fund's total assets (less the Fund's liabilities and indebtedness not represented by senior securities). Indebtedness associated with reverse repurchase agreements and similar financing transactions may be aggregated with any other senior securities representing indebtedness for this purpose or be treated as derivatives transactions under the 1940 Act and the rules and regulations thereunder, depending on the Fund's election under applicable SEC requirements.

The Fund's Board regularly reviews the Fund's use of financial leverage (i.e., the relative costs and benefits of leverage on the Fund's Common Shares) and reviews the alternative means to leverage (i.e., the relative benefits and costs of using reverse repurchase agreements, credit facilities such as bank loans or commercial paper, the issuance of preferred shares or notes, or combinations thereof).

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Common Shares. There is a risk that fluctuations in the distribution rates on any outstanding preferred shares or notes may adversely affect the return to the holders of the Common Shares. If the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Fund in its reasonable judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Fund's investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Fund and indirectly by the Fund's Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the NAV to a greater extent than if the Fund were not leveraged. The use of leverage by the Fund may magnify the Fund's losses when there is a decrease in the value of a Fund investment and even totally eliminate the Fund's equity in its portfolio or a Common Shareholder's equity in the Fund. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage because the investment advisory fees paid will be calculated on the basis of the Fund's Managed Assets, which include proceeds from leverage. As discussed under "Description of Capital Structure," if preferred shares are used, holders of preferred shares will have rights to elect a minimum of two trustees. This voting power may negatively affect Common Shareholders, and the interests of holders of preferred shares may otherwise differ from the interests of Common Shareholders. Any trustees elected by preferred shareholders will represent both Common Shareholders as well as holders of preferred shares. Such trustees may have a conflict of interest when the interests of Common Shareholders differ from those of holders of preferred shares.

Capital raised through leverage will be subject to distribution and/or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares or notes involves expenses associated with the offer and other costs and may limit the Fund's freedom to pay distributions on Common Shares or to engage in other activities. All costs of offering and servicing any of the leverage methods the Fund may use will be borne entirely by the Fund's Common Shareholders. The interests of persons with whom the Fund enters into leverage arrangements (such as bank lenders, note holders and preferred shareholders) will not necessarily be aligned with the interests of the Fund's Common Shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's Common Shareholders. Leverage creates an opportunity for a greater return per Common Share, but at the same time it is a speculative technique that will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage exceeds the cost of such leverage, the use of leverage will diminish the investment performance of the Fund's Common Shares compared with what it would have been without leverage.

Any lender in connection with a credit facility may impose specific restrictions as a condition to borrowing. The credit facility fees may include, among other things, up front structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on the Fund's assets. Similarly, to the extent the Fund issues preferred shares or notes, the Fund currently intends to seek the highest credit rating possible from one or more NRSROs on any preferred shares or notes it issues and the Fund may be subject to fees, covenants and investment restrictions required by the NRSRO as a result. Such covenants and restrictions imposed by a NRSRO or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or restrictions will significantly impede the Advisers in managing the Fund's portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund's investment returns. In addition, the Fund expects that any notes or a credit facility would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Advisers to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and Common Shareholders to change fundamental investment policies.

The Fund must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain) to qualify for the special tax treatment available to regulated investment companies. The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax. Prohibitions on dividends and other distributions on the Fund's Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code.

If the Fund is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares (if any) may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special distribution. This distribution can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Requalifying as a regulated investment company could subject the Fund to significant tax costs. See "Tax Matters — Taxation of the Fund" in the SAI.

The Fund's willingness to utilize leverage, and the amount of leverage the Fund will assume, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on the Fund's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed. Any leveraging of the Common Shares cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objectives and policies.

In addition to leverage for investment purposes, the Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of distributions and the settlement of securities transactions which otherwise might require untimely dispositions of Fund investments.

The information contained under the heading "Additional Information Regarding the Fund — Effects of Leverage" in the Fund's Annual Report is incorporated herein by reference.

Risk Factors [Table Text Block]

RISK FACTORS

The information contained under the heading "Additional Information Regarding the Fund — Risk Factors" in the Fund's Annual Report is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund's securities may identify additional risk associated with such offering.

Annual Dividend Payment																																									$ (1.2)		$ (1.2)		$ (1.2)		$ (1.4)		$ (1.44)		$ (1.44)		$ (1.44)		$ (1.44)		$ (1.85)		$ (1.61)
Share Price [Table Text Block]
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
April 30, 2024	$7.04	$6.46	$7.13	$6.70	(1.12)%	(3.58)%
January 31, 2024	$7.00	$5.89	$7.13	$6.51	(0.71)%	(9.52)%
October 31, 2023	$7.15	$5.62	$6.96	$6.47	2.73%	(13.14)%
July 31, 2023	$6.98	$6.46	$7.06	$6.80	(0.43)%	(5.00)%
April 30, 2023	$8.50	$6.45	$7.38	$6.89	16.28%	(6.66)%
January 31, 2023	$8.21	$6.32	$7.34	$6.65	12.16%	(4.96)%
October 31, 2022	$8.72	$6.16	$7.80	$6.54	12.81%	(5.81)%
July 31, 2022	$9.33	$7.57	$8.74	$7.11	6.75%	3.13%
April 30, 2022	$10.51	$9.34	$10.01	$8.80	7.68%	2.64%
January 31, 2022	$11.45	$9.62	$10.53	$9.94	8.94%	(4.47)%
October 31, 2021	$11.69	$10.94	$11.02	$10.45	6.66%	1.11%

  (1)  Source: Bloomberg L.P.

  (2)  Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid	[15],[16]																										$ 6.46	$ 5.89	$ 5.62		$ 6.46	$ 6.45	$ 6.32	$ 6.16		$ 7.57	$ 9.34	$ 9.62	$ 10.94
Highest Price or Bid	[15],[16]																										7.04	7	7.15		6.98	8.5	8.21	8.72		9.33	10.51	11.45	11.69
Lowest Price or Bid, NAV	[15],[16]																										6.7	6.51	6.47		6.8	6.89	6.65	6.54		7.11	8.8	9.94	10.45
Highest Price or Bid, NAV	[15],[16]																										$ 7.13	$ 7.13	$ 6.96		$ 7.06	$ 7.38	$ 7.34	$ 7.8		$ 8.74	$ 10.01	$ 10.53	$ 11.02
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[15],[16]																										(1.12%)	(0.71%)	2.73%		(0.43%)	16.28%	12.16%	12.81%		6.75%	7.68%	8.94%	6.66%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[15],[16]																										(3.58%)	(9.52%)	(13.14%)		(5.00%)	(6.66%)	(4.96%)	(5.81%)		3.13%	2.64%	(4.47%)	1.11%
Share Price						$ 6.73	$ 5.78		$ 6.37		$ 11.3		$ 9.18		$ 11.33		$ 13.09		$ 14.62		$ 12.6		$ 13.09		$ 16.35				$ 5.78					$ 6.37					$ 11.3		5.78		6.37		11.3		9.18		11.33		13.09		14.62		12.6		13.09		16.35
NAV Per Share						$ 6.75	$ 6.52	[17]	$ 6.72	[17]	$ 10.45	[17]	$ 10.15	[17]	$ 12.46	[17]	$ 14.08	[17]	$ 15.25	[17]	$ 14.63	[17]	$ 14.91	[17]	$ 18.04	[17]			$ 6.52	[17]				$ 6.72	[17]				$ 10.45	[17]	$ 6.52	[17]	$ 6.72	[17]	$ 10.45	[17]	$ 10.15	[17]	$ 12.46	[17]	$ 14.08	[17]	$ 15.25	[17]	$ 14.63	[17]	$ 14.91	[17]	$ 18.04	[17]	$ 18.63
Latest Premium (Discount) to NAV [Percent]						0.30%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

CAPITALIZATION

Pursuant to the Distribution Agreement with the Distributor, the Fund may offer and sell up to $75,000,000 of the Fund’s Common Shares from time to time through the Distributor for the offer and sale of the Common Shares under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below shows (i) the Fund’s historical capitalization as of April 30, 2025; (ii) the estimated capitalization of the Fund assuming the sale of all $75,000,000 of the Fund’s Common Shares that are subject to the Distribution Agreement (assumes the Fund sells 12,626,263 Common Shares at an offering price of $5.94, which is the last reported sale price per Common Share on the NYSE as of July 21, 2025) on a pro forma, as adjusted basis as of April 30, 2025. Actual sales, if any, of the Fund’s Common Shares, and the actual application of the proceeds thereof, under this Prospectus Supplement and the accompanying Prospectus may be different than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $5.94 depending on the market price of the Common Shares at the time of any such sale. The Fund and the Distributor will determine whether any sales of Common Shares will be authorized on a particular day. The Fund and the Distributor, however, will not authorize sales of Common Shares if the price per Common Share is less than the Minimum Price. The Fund and the Distributor may elect not to authorize sales of Common Shares on a particular day even if the price per Common Share is equal to or greater than the Minimum Price or may only authorize a fixed number of Common Shares to be sold on any particular day. The Fund and the Distributor will have full discretion regarding whether sales of Common Shares will be authorized on a particular day and, if so, in what amounts.

	Actual as of April 30, 2025	As Adjusted as of April 30, 2025
Preferred Shares:
Preferred Shares, $0.001 par value per share, unlimited shares authorized (The “Actual” column reflects the Fund’s outstanding capitalization as of April 30, 2025)	$40,000,000	$40,000,000

Common Shareholders’ Equity:
Common Shares, $0.001 par value per share; unlimited shares authorized (The “Actual” column reflects the 125,470,678 shares outstanding as of April 30, 2025. The “As Adjusted” column assumes the issuance of 12,626,263 Common Shares in this offering.)	125,471	138,097
Paid-in capital*	1,245,228,668	1,319,293,642
Total distributable loss	(499,269,056)	(499,269,056)
Net Assets	$746,085,083	$820,162,683

* As adjusted paid-in surplus reflects a deduction for estimated offering expenses of $172,400 and assumed agent discounts and commissions of $750,000.

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a statutory trust organized under the laws of the State of Delaware pursuant to the Agreement and Declaration of Trust dated as of December 9, 2010. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per common share. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

GENERAL

Set forth below is information with respect to the Fund's outstanding securities as of May 6, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	Unlimited	0	52,109,950
Preferred Shares	1,600,000	0	1,600,000

No shareholder may maintain a derivative action on behalf of the Fund unless holders of at least 10% of the outstanding shares join in the bringing of such action. Shareholders may have to undertake to reimburse the Fund for the expense of any advisors retained by the Trustees in considering the merits of the shareholder request in the event that the Trustees determine not to bring such action. These requirements will not apply to claims brought under the federal securities laws.

COMMON SHARES

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Common Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the Common Shareholders. Each whole Common Share shall be entitled to one (1) vote as to matters on which it is entitled to vote pursuant to the terms of the Agreement and Declaration of Trust. Upon liquidation of the Fund, after paying or adequately providing for the payment of all claims and obligations of the Fund and the liquidation preference with respect to any outstanding preferred shares, and (upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection), the trustees may distribute the remaining assets of the Fund among the holders of the Common Shares. Common Shareholders shall be entitled to the same limitation of personal liability extended to common shareholders of private corporations for profit organized under the Delaware General Corporation Law.

In general, when there are any borrowings, including reverse repurchase agreements that are counted as indebtedness, or preferred shares and/or notes outstanding, the Fund may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund's total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares or notes from a NRSRO. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund's ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred shares or notes or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund's status as a regulated investment company. See "Distributions." Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Fund has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding Common Shareholders. The Common Shares have no preemptive rights.

The Fund currently issues its Common Shares without certificates.

The trading or "ticker" symbol of the Common Shares on the NYSE is "ACP."

OPEN MARKET REPURCHASE PROGRAM

The Fund's Board approved an open market repurchase and discount management policy (the "Program"). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions.

On a quarterly basis, the Fund's Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period.

PREFERRED SHARES

On May 3, 2021, the Fund entered into an underwriting agreement by and among the Fund, the aIL and Sub-Adviser, and UBS Securities LLC ("UBS"), as the underwriter representative, in connection with the issuance and sale of 1,600,000 shares of the Fund's 5.250% Series A Perpetual Preferred Shares, par value $0.001 per share (the "Preferred Shares") at a price to the public of $25.00 per Common Share (the "Preferred Shares Offering").

The Preferred Shares Offering was made pursuant to a prospectus supplement, dated May 3, 2021 and the accompanying prospectus, dated April 27, 2021.

In connection with the Preferred Shares Offering, the Fund entered into an amendment, effective as of May 10, 2021, to the Transfer Agency and Service Agreement with Computershare Trust Company, N.A. and Computershare Inc. to provide services with respect to the Preferred Shares.

The Preferred Shares Offering, priced at $25 per share, resulted in net proceeds to the Fund of approximately $38.2 million after payment of underwriting discounts and commissions and estimated offering expenses payable by the Fund. The Fund applied to list the Preferred Shares on the NYSE under the ticker symbol "ACP PRA". The Preferred Shares will have a liquidation preference of $25.00 per share, plus accumulated and unpaid dividends. The Preferred Shares will rank senior to the Fund's Common Shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the Fund's affairs; equal in priority with all other future series of preferred shares the Fund may issue as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of the Fund's affairs; and subordinate in right of payment to amounts owed under the Fund's existing Credit Facility, and to the holder of any future senior Indebtedness, which may be issued without the vote or consent of preferred shareholders.

Holders of the Series A Perpetual Preferred Shares are entitled to receive quarterly cumulative cash dividend payments at a rate of 5.250%. Dividends and distributions on the Preferred Shares will accumulate from the date of their original issue. Dividends and distributions will be paid quarterly on March 31, June 30, September 30 and December 31 in each year (or, in each case, if such date is not a business day, the next succeeding business day), commencing on June 30, 2021. Distributions are accrued daily and paid quarterly and are presented in the Statement of Assets and Liabilities as a dividend payable to preferred shareholders.

If the Fund fails to have asset coverage of at least 200% with respect to its preferred shares of beneficial interest (including Preferred Shares) (collectively, "preferred shares") as of the close of business on the last business day of each calendar quarter, and such failure is not cured as of the close of business on the date that is 30 calendar days following such business day (the "Asset Coverage Cure Date"), the Fund will fix a redemption date and proceed to redeem the number of preferred shares, including Preferred Shares, as described below at (in the case of Preferred Shares) a price per share equal to the $25.00 per share liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) through the date fixed for redemption by the Board.

Prior to June 30, 2026, the Preferred Shares are not subject to optional redemption by the Fund unless the redemption is necessary, in the judgment of the Board, to maintain the Fund's status as a RIC under Subchapter M of the Internal Revenue Code of 1986. On or after June 30, 2026 (any such date, an "Optional Redemption Date"), the Fund may redeem in whole or from time to time in part outstanding Preferred Shares at a redemption price per share equal to the $25.00 per share liquidation preference plus an amount equal to all unpaid dividends and distributions accumulated through the Optional Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon).

Except for matters that do not require the vote of holders of Preferred Shares under the 1940 Act and except as otherwise provided in the Fund's Governing Documents, or as otherwise required by applicable law, each holder of Preferred Shares will be entitled to one vote for each Preferred Share held by such holder on each matter submitted to a vote of shareholders of the Fund. Except as otherwise provided herein or in the Statement of Preferences, the holders of outstanding preferred shares, including the Preferred Shares, will vote together with holders of the Fund's Common Shares as a single class.

NOTES

The Fund does not currently have any notes outstanding.

The Agreement and Declaration of Trust authorizes the issuance of debt securities or notes, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. To the extent the Trustees authorize the issuance of any notes, the Trustees are also permitted to amend or supplement the Agreement and Declaration of Trust, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund's assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

•  the form and title of the security;

•  the aggregate principal amount of the securities;

•  the interest rate of the securities;

•  whether the interest rate for the securities will be determined by auction or remarketing;

•  the maturity dates on which the principal of the securities will be payable;

•  the frequency with which auctions or remarketings, if any, will be held;

•  any changes to or additional events of default or covenants;

•  any minimum period prior to which the securities may not be called;

•  any optional or mandatory call or redemption provisions;

•  the credit rating of the notes;

•  if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

•  any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its common shares and preferred shares.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund's total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund's common or preferred shares or in options, warrants or rights to subscribe for or purchase the Fund's common or preferred shares) in respect of the Fund's common or preferred shares, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred shares, unless the Fund's notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred shares) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the trustee will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the trustee, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund's creditors, as such, or to the Fund's assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund's common or preferred shares are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Advisers, Custodian, administrator, auction agent, broker-dealers and the trustee, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund's assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund's assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund's Trustees, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund's common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

•  the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

•  the title of such subscription rights;

•  the exercise price for such subscription rights (or method of calculation thereof);

•  the number of such subscription rights issued in respect of each share;

•  the number of rights required to purchase a single share;

•  the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•  if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•  the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

•  the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•  any termination right the Fund may have in connection with such subscription rights offering;

•  the expected trading market, if any, for rights; and

•  any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1/3% increase in the Fund's Common Shares outstanding.

Additional Information on the Transferability of Rights. The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund's board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders' preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS AND DERIVATIVES

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy.

Repurchase agreements are required to be fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying collateral securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government and its agencies or instrumentalities) may have maturity dates exceeding one (1) year.

The Fund may borrow through entering into reverse repurchase agreements under which the Fund sells portfolio investments to financial institutions such as banks and broker-dealers and generally agrees to repurchase them at a mutually agreed future date and price. Generally, the effect of a reverse repurchase agreement is that, during the term of the agreement, the Fund can obtain and reinvest all or most of the cash value of the portfolio investment it sold under the agreement and still be entitled to the returns associated with such portfolio investment — thereby resulting in a transaction similar to a borrowing and giving rise to leverage for the Fund. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

The Fund also expects to enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. However, these transactions may represent a form of economic leverage and will create risks. Further, the Fund may incur losses on such transactions (including the entire amount of the Fund's investment in such transaction) even if they are covered.

CREDIT FACILITY AND NOTES

The Fund utilizes leverage through borrowings and may enter into definitive agreements with respect to a credit facility or other borrowing program. The Fund may negotiate with commercial banks to arrange a credit facility pursuant to which the Fund would expect to be entitled to borrow an amount equal to approximately one-third (1/3) of the Fund's total assets (inclusive of the amount borrowed). Any such borrowings would constitute financial leverage. Such a credit facility is not expected to be convertible into any other securities of the Fund, outstanding amounts are expected to be pre-payable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the credit facility or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the credit facility against liabilities they may incur in connection with the credit facility. The Fund is currently a party to the Credit Facility. The Credit Facility was amended on November 21, 2023. Although the Fund currently intends to renew the Credit Facility, prior to its expiration date there can be no assurance that the Fund will be able to do so or do so on terms similar to the current Credit Facility, which may adversely affect the ability of the Fund to pursue its investment objectives and strategies.

The Fund may also obtain leverage through the issuance of notes representing indebtedness. Such notes are not expected to be convertible into any other securities of the Fund. Outstanding amounts would be payable at maturity or such earlier times as required by the terms of the notes. The Fund may be required to prepay outstanding amounts under the notes or incur a penalty rate of interest upon the occurrence of certain events of default.

The Fund may use leverage to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of notes or other debt securities, unless immediately thereafter the total asset value of the Fund's portfolio is at least 300% of the aggregate amount of the outstanding indebtedness (i.e., such aggregate amount may not exceed 33 1/3 % of the Fund's total assets). In addition, the Fund is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund's portfolio (determined after deducting the amount of such distribution) is at least 300% of such aggregate amount. If the Fund issues notes, borrows money or enters into a credit facility, the Fund intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%.

The Fund may seek the highest credit rating possible from one or more NRSROs on any notes that the Fund issues. In such a case, the Fund intends that, as long as notes are outstanding, the composition of its portfolio will reflect guidelines established by such NRSRO. Although, as of the date hereof, no NRSRO has established guidelines relating to the Fund's notes, based on previous guidelines established by NRSROs for the securities of other issuers, the Fund anticipates that the guidelines with respect to the notes will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the notes, the Fund currently anticipates that such guidelines will include asset coverage requirements which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality investments and certain mandatory redemption requirements relating to the notes. No assurance can be given that the guidelines actually imposed with respect to the notes by a NRSRO will be more or less restrictive than as described in this prospectus.

In addition, the Fund expects that any notes or a credit facility would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies, engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund would only agree to a limit on its ability to change its fundamental investment policies if doing so was consistent with the 1940 Act and applicable state law. The Fund may be required to pledge (or otherwise grant a security interest in) some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any notes or credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility, or issue notes, on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into or issued, any such notes or credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares and/or notes or debt securities. The Fund is currently a party to the Credit Facility. See "Investment Objectives and Principal Investment Strategy — Use of Leverage and Related Risks" for more information.

ANTI-TAKEOVER AND CERTAIN OTHER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

Anti-Takeover Provisions

The Agreement and Declaration of Trust and By-Laws of the Fund contain provisions, which are described below in this section, that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund; (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's trustees or shareholders to amend the Agreement and Declaration of Trust and By-Laws or effectuate changes in the Fund's management. These provisions of the Agreement and Declaration of Trust and By-Laws of the Fund may be regarded as "anti-takeover" provisions.

The Board is divided into three (3) classes, with the terms of one (1) class expiring at each annual meeting of shareholders or special meeting in lieu thereof. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two (2) years the replacement of a majority of the Board. Shareholders have no right under the Agreement and Declaration of Trust to remove any trustee, other than by electing a different trustee at an annual meeting of shareholders. The Fund's Agreement and Declaration of Trust provides that, unless a two-thirds (2/3) majority of the Board approves such action, the affirmative vote of at least three-fourths (3/4) of the Fund's outstanding shares of each affected class or series entitled to be cast, voting together unless otherwise entitled to vote as a separate class or series, is required in order to approve (i) any amendment to, repeal of, or adoption of any provision inconsistent with, the Fund's Agreement and Declaration of Trust regarding election and term of trustees or (ii) any amendment to the Agreement and Declaration of Trust that reduces the foregoing three-fourths (3/4) vote requirement. A trustee may be removed from office for cause only, and not without cause, and only by the action of two-thirds (2/3) of the remaining trustees provided the aggregate number of Trustees after such removal shall not be less than the minimum set forth in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the trustees may (i) sell, convey and transfer all or substantially all of the assets of the Fund to another trust, corporation, partnership, association or other entity; (ii) merge or consolidate the Fund with any other trust, corporation, partnership, association or other entity or (iii) dissolve the Fund. The trustees may require a shareholder vote on such matters as well. The Agreement and Declaration of Trust does not contemplate that the shareholders could affect any of the foregoing actions directly.

The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The provisions of the Agreement and

Declaration of Trust and By-Laws described above could have the effect of discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

Reference should be made to the Agreement and Declaration of Trust on file with the SEC for the full text of these provisions.

The Agreement and Declaration of Trust provides that the Fund will fully indemnify (except in the case of certain disabling conduct) each of its trustees, officers and employees, and any investment adviser or sub-adviser in connection with their service with the Fund. The Agreement and Declaration of Trust also provides for advancement of expenses (including counsel fees) to such indemnified persons subject to certain conditions set forth in the Agreement and Declaration of Trust.

Control Share Statute

The Fund is subject to the control share acquisition statute (the "Control Share Statute") contained in Subchapter III of the Delaware Statutory Trust Act (the "DSTA"), which became automatically applicable to listed closed-end funds, such as the Fund.

The Control Share Statute provides for a series of voting power thresholds above which shares are considered "control beneficial interests" (referred to here as "control shares").

These thresholds are:

•  10% or more, but less than 15% of all voting power;

•  15% or more, but less than 20% of all voting power;

•  20% or more, but less than 25% of all voting power;

•  25% or more, but less than 30% of all voting power;

•  30% or more, but less than a majority of all voting power; or

•  a majority or more of all voting power.

Once a threshold is reached, an acquirer has no voting rights under the DSTA with respect to shares acquired in excess of that threshold (i.e., the "control shares") unless approved by shareholders of the Fund or exempted by the Board. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Alternatively, the Board is permitted, but not obligated, to exempt acquisitions of control shares, either in advance or retroactively. As of the date hereof, the Board has not received notice of the occurrence of a control share acquisition nor has been requested to exempt any acquisition. Therefore, the Board has not determined whether the application of the Control Share Statute to an acquisition of Fund shares is in the best interest of the Fund and its shareholders and has not exempted any acquisition or class of acquisitions.

The foregoing is only a summary of certain aspects of the Control Share Statute. Some uncertainty around the application under the 1940 Act of state control share statutes exists as a result of recent federal and state court decisions that have found that certain control share acquisition provisions violate the 1940 Act.

Jurisdiction

The Agreement and Declaration of Trust provides that any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. The exclusive forum provision may require Fund shareholders to bring an action in an inconvenient or less favorable forum and may make it more expensive to bring a suit. The foregoing does not apply to any claims, suits or actions arising out of federal securities laws.

CONVERSION TO OPEN-END FUND

The Fund may be converted to an open-end management investment company at any time if approved by both (i) a majority of the Board and (ii) a vote of shareholders representing the lesser of (a) 67% or more of the outstanding voting securities of the Fund at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. The composition of the Fund's portfolio and/or its investment policies could prohibit the

Fund from complying with regulations of the SEC applicable to open-end management investment companies unless significant changes in portfolio holdings, which might be difficult and could involve losses, and investment policies are made. Conversion of the Fund to an open-end management investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings, which would reduce the leveraged capital structure of the Fund with respect to the Common Shares. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board believes the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end management investment company. Common shareholders of an open-end management investment company can require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption. If converted to an open-end fund, the Fund expects to pay all redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.

Other Security, Title [Text Block]				SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund's common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

•  the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

•  the title of such subscription rights;

•  the exercise price for such subscription rights (or method of calculation thereof);

•  the number of such subscription rights issued in respect of each share;

•  the number of rights required to purchase a single share;

•  the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•  if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•  the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

•  the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•  any termination right the Fund may have in connection with such subscription rights offering;

•  the expected trading market, if any, for rights; and

•  any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1/3% increase in the Fund's Common Shares outstanding.

Additional Information on the Transferability of Rights. The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund's board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders' preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	Unlimited	0	52,109,950
Preferred Shares	1,600,000	0	1,600,000

Senior Secured Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[18]						$ 105,000,000		$ 88,000,000		$ 118,000,000		$ 81,200,000		$ 72,000,000		$ 83,000,000		$ 83,000,000		$ 83,000,000		$ 90,000,000		$ 100,000,000				$ 105,000,000					$ 88,000,000					$ 118,000,000		$ 105,000,000		$ 88,000,000		$ 118,000,000		$ 81,200,000		$ 72,000,000		$ 83,000,000		$ 83,000,000		$ 83,000,000		$ 90,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[19],[20]						$ 4,618		$ 3,348		$ 3,399		$ 3,178		$ 3,263		$ 3,217	[21]	$ 3,402	[21]	$ 3,305	[21]	$ 3,166	[21]	$ 3,358	[21]			$ 4,618					$ 3,348					$ 3,399		$ 4,618		$ 3,348		$ 3,399		$ 3,178		$ 3,263		$ 3,217	[21]	$ 3,402	[21]	$ 3,305	[21]	$ 3,166	[21]	$ 3,358	[21]
Preferred Stock Liquidating Preference							$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0				$ 0					$ 0					$ 0		0		0		0		0		0		0		0		0		0		0
Senior Securities Average Market Value per Unit	[22]																																								$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Senior Securities Averaging Method, Note [Text Block]				Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]							Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility		Senior Secured Revolving Credit Facility
5.250% Series A Perpetual Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 40,000,000		$ 40,000,000		$ 40,000,000																		$ 40,000,000					$ 40,000,000					$ 40,000,000		$ 40,000,000		$ 40,000,000		$ 40,000,000
Senior Securities Coverage per Unit	[19],[20]						$ 3,344		$ 2,302		$ 2,538																		$ 3,344					$ 2,302					$ 2,538		$ 3,344		$ 2,302		$ 2,538
Preferred Stock Liquidating Preference							$ 25		$ 25		$ 25																		$ 25					$ 25					$ 25		25		25		25
Senior Securities Average Market Value per Unit	[22]																																								$ 22.21		$ 24.4		$ 26.56
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]							5.250% Series A Perpetual Preferred Shares		5.250% Series A Perpetual Preferred Shares		5.250% Series A Perpetual Preferred Shares
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees		$ 0.02	[23]	$ 0.02	[24]
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees		5	[23]	5	[24]
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees		0.12	[23]	0.12	[24]
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum		$ 25	[23]	$ 25	[24]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]				Each whole Common Share shall be entitled to one (1) vote as to matters on which it is entitled to vote pursuant to the terms of the Agreement and Declaration of Trust.
Security Liquidation Rights [Text Block]				Upon liquidation of the Fund, after paying or adequately providing for the payment of all claims and obligations of the Fund and the liquidation preference with respect to any outstanding preferred shares, and (upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection), the trustees may distribute the remaining assets of the Fund among the holders of the Common Shares.
Security Liabilities [Text Block]				Common Shareholders shall be entitled to the same limitation of personal liability extended to common shareholders of private corporations for profit organized under the Delaware General Corporation Law.
Security Preemptive and Other Rights [Text Block]				The Common Shares have no preemptive rights.
Distributions May Reduce Principal [Text Block]				The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the Common Shareholders.
Outstanding Security, Title [Text Block]				COMMON SHARES		Common Shares
Outstanding Security, Held [Shares]						0
Outstanding Security, Not Held [Shares]						52,109,950
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

Holders of the Series A Perpetual Preferred Shares are entitled to receive quarterly cumulative cash dividend payments at a rate of 5.250%. Dividends and distributions on the Preferred Shares will accumulate from the date of their original issue. Dividends and distributions will be paid quarterly on March 31, June 30, September 30 and December 31 in each year (or, in each case, if such date is not a business day, the next succeeding business day), commencing on June 30, 2021. Distributions are accrued daily and paid quarterly and are presented in the Statement of Assets and Liabilities as a dividend payable to preferred shareholders.

Security Voting Rights [Text Block]

Except for matters that do not require the vote of holders of Preferred Shares under the 1940 Act and except as otherwise provided in the Fund's Governing Documents, or as otherwise required by applicable law, each holder of Preferred Shares will be entitled to one vote for each Preferred Share held by such holder on each matter submitted to a vote of shareholders of the Fund. Except as otherwise provided herein or in the Statement of Preferences, the holders of outstanding preferred shares, including the Preferred Shares, will vote together with holders of the Fund's Common Shares as a single class.

Security Liquidation Rights [Text Block]				The Preferred Shares will have a liquidation preference of $25.00 per share, plus accumulated and unpaid dividends. The Preferred Shares will rank senior to the Fund's Common Shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the Fund's affairs; equal in priority with all other future series of preferred shares the Fund may issue as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of the Fund's affairs; and subordinate in right of payment to amounts owed under the Fund's existing Credit Facility, and to the holder of any future senior Indebtedness, which may be issued without the vote or consent of preferred shareholders.
Outstanding Security, Title [Text Block]				PREFERRED SHARES		Preferred Shares
Outstanding Security, Authorized [Shares]						1,600,000
Outstanding Security, Held [Shares]						0
Outstanding Security, Not Held [Shares]						1,600,000

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering.
[2]	If Common Shares or Preferred Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon average net assets attributable to our Common Shares during the six months ended April 30, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 12,626,263 Common Shares at an offering price of $5.94 (the last reported sale price per Common Share on the NYSE as of July 21, 2025). The price per Common Share may be greater or less than the price assumed herein, depending on the market price of the Common Shares at the time of any sale. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of Common Shares actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in notes (6) and (7). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities including the liquidation preference on the Preferred Shares), the Fund’s average Managed Assets for the semi-annual period ended April 30, 2025 (plus the anticipated net proceeds of this offering as described in note (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period (plus the anticipated net proceeds of this offering as described in note (4)).
[6]	The Adviser receives a monthly fee at an annual rate of 1.25% of the Fund's average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5) and (6). To derive the annual advisory fee as a percentage of the Fund's net assets (which are the Fund's total assets less all of the Fund's liabilities including the liquidation preference on the Preferred Shares), the Fund's Managed Assets as of October 31, 2023 were multiplied by the annual advisory fee rate and then divided by the Fund's net assets as of October 31, 2023.
[7]	The percentage in the table is based on total borrowings of $260,000,000 (the balance outstanding under the Fund’s Credit Facility as of April 30, 2025, representing approximately 24.1% of the Fund’s Managed Assets) and an average interest rate during the six months ended April 30, 2025 of 5.97%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[8]	The percentage in the table is based on total borrowings of $105,000,000 (the balance outstanding under the Fund's Credit Facility as of October 31, 2023, representing approximately 21.7% of the Fund's Managed Assets) and an average interest rate during the fiscal year ended October 31, 2023 of 6.26%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund's use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund's total assets.
[9]	Based on 1,600,000 Preferred Shares outstanding as of the semi-annual period ended April 30, 2025, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.
[10]	Based on 1,600,000 Preferred Shares outstanding as of October 31, 2023 with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.250% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Shareholders.
[11]	The Adviser has contractually agreed to reimburse the Fund so that total other expenses (excluding interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) (as a percentage of net assets attributable to Common Shares of the Fund) are limited to 0.25% of the average daily net assets of the Fund on an annualized basis. This contractual limitation may not be terminated before October 31, 2026 without the approval of the Independent Trustees. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.
[12]	Effective March 12, 2024, the Adviser contractually agreed to limit total "Other Expenses" of the Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Fund to 0.25% per annum of the Fund's average daily net assets until the end of the twelfth month following the effective date of the Fund's Registration Statement and then 0.35% per annum of the Fund's average daily net assets until June 30, 2025. The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the "Total annual expenses after expense reimbursement" line item.
[13]	The example assumes the sales load and estimated offering costs from the expense table. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) the expense reimbursement agreement is only in effect through October 31, 2026 as described in note (8) above. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the accompanying Prospectus.
[14]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under "Total annual expenses" above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 7 to the fee table above, impacts the 1-Year figure listed in the above expense example. For more complete descriptions of certain of the Fund's costs and expenses, see "Management of the Fund — Advisory Agreements."
[15]	Data presented are with respect to a short period of time and are not indicative of future performance.
[16]	Source: Bloomberg L.P.
[17]	Based on average shares outstanding.
[18]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[19]	The asset coverage for the Fund's 5.250% Series A Perpetual Preferred Shares is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.
[20]	The asset coverage for the Senior Secured Revolving Credit Facility is calculated by dividing net assets plus the amount of any borrowings, including Series A Perpetual Preferred Shares, for investment purposes by the amount of any senior securities, which includes the Revolving Credit Facility, and then multiplying by $1,000.
[21]	Asset coverage ratio is calculated by dividing net assets plus the amount of any borrowings, for investment purposes by the amount of the Revolving Credit Facility.
[22]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
[23]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent’s (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in the accompanying Prospectus.
[24]	Shareholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan") may be subject to fees on certain transactions. The Plan Agent's (as defined under "Dividend Reinvestment and Optional Cash Purchase Plan" in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see "Dividend Reinvestment and Optional Cash Purchase Plan" in this Prospectus.